Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Sep. 23, 2012	Sep. 25, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Net sales	$ 95,860	$ 78,394	$ 271,704	$ 222,987	$ 329,968	$ 252,803	$ 196,576
Cost of sales	40,685	33,410	116,431	97,303	140,954	106,533	85,963
Gross margin	55,175	44,984	155,273	125,684	189,014	146,270	110,613
OPERATING EXPENSES
Selling	6,517	5,876	17,597	15,182	21,957	16,865	14,109
Marketing	3,191	3,480	9,505	9,203	13,377	7,779	5,793
Retail operations	20,781	17,127	57,117	47,587	67,465	57,526	54,685
General and administrative	7,436	6,371	28,494	18,615	25,782	23,474	19,921
Total operating expenses	37,925	32,854	112,713	90,587	128,581	105,644	94,508
Operating income	17,250	12,130	42,560	35,097	60,433	40,626	16,105
OTHER (EXPENSES) INCOME
Interest expense	(284)	(639)	(1,151)	(2,155)	(2,423)	(4,753)	(9,653)
Dividend expense on mandatorily redeemable preferred stock and preferred equity interests	0	(5,714)	(7,892)	(17,143)	(22,857)	(20,779)	(18,890)
Earnings (losses) from joint venture investment	161	399	832	681	587	529	(528)
Foreign exchange (losses) gains	432	(105)	(263)	106	(61)	(975)	258
Other non-operating income	34	34	261	133
Other non-operating income (expenses)					267	(167)	(342)
Total other expenses	343	(6,025)	(8,213)	(18,378)	(24,487)	(26,145)	(29,155)
Income before income taxes	17,593	6,105	34,347	16,719	35,946	14,481	(13,050)
Provision for income taxes	7,129	4,514	14,501	12,911	19,354	14,377	2,978
Net income (loss)	$ 10,464	$ 1,591	$ 19,846	$ 3,808	$ 16,592	$ 104	$ (16,028)
Weighted average common shares outstanding:
Basic (in shares)	67,866,667	52,536,224	61,613,373	52,536,224
Diluted (in shares)	67,866,667	52,536,224	61,613,403	52,536,224
Basic and diluted (in shares)					52,536,224	52,536,224	33,256,365
Basic earnings per common share (in dollars per share)	$ 0.15	$ 0.03	$ 0.32	$ 0.07
Diluted earnings per common share (in dollars per share)	$ 0.15	$ 0.03	$ 0.32	$ 0.07
Basic and diluted earnings (loss) per common share (in dollars per share)					$ 0.32	$ 0.00	$ (0.48)